Summary of significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease term, non-cancellable operating lease agreements	50 years
Ordinary shares, par value	$ 1.00	$ 1.00
Contributions to defined contribution plans	$ 2,878,000	$ 2,092,000	$ 2,286,000
Buildings
Property plant and equipment useful life	20 years
Plant and equipment | Minimum
Property plant and equipment useful life	5 years
Plant and equipment | Maximum
Property plant and equipment useful life	10 years
Furniture and fixtures, other equipment and motor vehicles | Minimum
Property plant and equipment useful life	4 years
Furniture and fixtures, other equipment and motor vehicles | Maximum
Property plant and equipment useful life	5 years
Leasehold improvements | Maximum
Property plant and equipment useful life	5 years
Other expense
Net foreign currency exchange losses	$ 233,000	$ 316,000	$ 109,000